Allowance for expected credit losses - Disclosure of Generation of Multiple Economic Assumptions by Quarter and by Year (Details)	Dec. 31, 2023	Dec. 31, 2022
Upside
Five year average [Abstract]
Gross domestic product (in percent)	1.40%	1.80%
Unemployment rate (in percent)	3.30%	3.20%
House price growth (in percent)	4.70%	4.50%
Commercial real estate price growth (in percent)	2.20%	1.30%
UK Bank Rate (in percent)	5.37%	4.22%
CPI inflation rate (in percent)	3.90%	5.50%
Base case
Five year average [Abstract]
Gross domestic product (in percent)	1.10%	1.40%
Unemployment rate (in percent)	4.90%	4.80%
House price growth (in percent)	1.00%	0.20%
Commercial real estate price growth (in percent)	(0.90%)	(1.80%)
UK Bank Rate (in percent)	4.08%	3.06%
CPI inflation rate (in percent)	3.50%	5.00%
Downside
Five year average [Abstract]
Gross domestic product (in percent)	0.50%	0.80%
Unemployment rate (in percent)	6.80%	6.50%
House price growth (in percent)	(3.40%)	(5.40%)
Commercial real estate price growth (in percent)	(4.40%)	(6.40%)
UK Bank Rate (in percent)	2.51%	1.65%
CPI inflation rate (in percent)	3.20%	4.40%
Severe downside
Five year average [Abstract]
Gross domestic product (in percent)	0.10%	0.10%
Unemployment rate (in percent)	8.80%	8.80%
House price growth (in percent)	(8.20%)	(9.80%)
Commercial real estate price growth (in percent)	(10.30%)	(11.60%)
UK Bank Rate – modelled	1.67%	0.76%
UK Bank Rate – adjusted	4.56%	4.18%
CPI inflation – modelled	2.60%	3.60%
CPI inflation – adjusted	4.20%	7.70%
Probability-weighted
Five year average [Abstract]
Gross domestic product (in percent)	0.90%	1.20%
Unemployment rate (in percent)	5.40%	5.20%
House price growth (in percent)	(0.10%)	(1.20%)
Commercial real estate price growth (in percent)	(1.90%)	(3.10%)
UK Bank Rate – modelled	3.75%	2.76%
UK Bank Rate – adjusted	4.04%	3.10%
CPI inflation – modelled	3.40%	4.90%
CPI inflation – adjusted	3.60%	5.30%
Upside | Start to peak
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	8.10%	6.50%
Unemployment rate (in percent)	4.20%	3.80%
House price growth (in percent)	25.70%	24.80%
Commercial real estate price growth (in percent)	11.50%	7.20%
UK Bank Rate (in percent)	5.79%	5.39%
CPI inflation rate (in percent)	10.20%	10.70%
Upside | Start to trough
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.20%	0.40%
Unemployment rate (in percent)	3.00%	2.80%
House price growth (in percent)	(1.20%)	(1.10%)
Commercial real estate price growth (in percent)	(3.90%)	(9.40%)
UK Bank Rate (in percent)	4.25%	0.75%
CPI inflation rate (in percent)	2.10%	2.90%
Upside | Current reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.30%	4.10%
Unemployment rate (in percent)	4.00%	3.50%
House price growth (in percent)	1.90%	2.40%
Commercial real estate price growth (in percent)	(3.90%)	(9.40%)
UK Bank Rate (in percent)	4.94%	1.94%
CPI inflation rate (in percent)	7.30%	9.00%
Upside | One year after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.50%	0.10%
Unemployment rate (in percent)	3.30%	2.80%
House price growth (in percent)	0.80%	(2.80%)
Commercial real estate price growth (in percent)	9.00%	8.50%
UK Bank Rate (in percent)	5.72%	4.95%
CPI inflation rate (in percent)	2.70%	8.30%
Upside | Two years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.70%	1.10%
Unemployment rate (in percent)	3.10%	3.00%
House price growth (in percent)	6.90%	6.50%
Commercial real estate price growth (in percent)	3.80%	3.50%
UK Bank Rate (in percent)	5.61%	4.98%
CPI inflation rate (in percent)	3.10%	4.20%
Upside | Three years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.70%	1.70%
Unemployment rate (in percent)	3.10%	3.30%
House price growth (in percent)	7.20%	9.00%
Commercial real estate price growth (in percent)	1.30%	2.60%
UK Bank Rate (in percent)	5.38%	4.63%
CPI inflation rate (in percent)	3.20%	3.30%
Upside | Four years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.90%	2.10%
Unemployment rate (in percent)	3.10%	3.40%
House price growth (in percent)	6.80%	8.00%
Commercial real estate price growth (in percent)	1.30%	2.30%
UK Bank Rate (in percent)	5.18%	4.58%
CPI inflation rate (in percent)	3.10%	3.00%
Base case | Start to peak
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	6.40%	4.30%
Unemployment rate (in percent)	5.20%	5.30%
House price growth (in percent)	4.80%	6.40%
Commercial real estate price growth (in percent)	(1.20%)	7.20%
UK Bank Rate (in percent)	5.25%	4.00%
CPI inflation rate (in percent)	10.20%	10.70%
Base case | Start to trough
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.20%	(1.10%)
Unemployment rate (in percent)	3.90%	3.60%
House price growth (in percent)	(1.20%)	(6.30%)
Commercial real estate price growth (in percent)	(5.30%)	(14.80%)
UK Bank Rate (in percent)	3.00%	0.75%
CPI inflation rate (in percent)	2.10%	1.60%
Base case | Current reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.30%	4.00%
Unemployment rate (in percent)	4.20%	3.70%
House price growth (in percent)	1.40%	2.00%
Commercial real estate price growth (in percent)	(5.10%)	(11.80%)
UK Bank Rate (in percent)	4.94%	1.94%
CPI inflation rate (in percent)	7.30%	9.00%
Base case | Current year quarter one
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.30%	0.60%
Unemployment rate (in percent)	3.90%	3.70%
House price growth (in percent)	1.60%	11.10%
Commercial real estate price growth (in percent)	(18.80%)	18.00%
UK Bank Rate (in percent)	4.25%	0.75%
CPI inflation rate (in percent)	10.20%	6.20%
Base case | Current year quarter two
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.00%	0.10%
Unemployment rate (in percent)	4.20%	3.80%
House price growth (in percent)	(2.60%)	12.50%
Commercial real estate price growth (in percent)	(21.20%)	18.00%
UK Bank Rate (in percent)	5.00%	1.25%
CPI inflation rate (in percent)	8.40%	9.20%
Base case | Current year quarter three
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(0.10%)	(0.30%)
Unemployment rate (in percent)	4.20%	3.60%
House price growth (in percent)	(4.50%)	9.80%
Commercial real estate price growth (in percent)	(18.20%)	8.40%
UK Bank Rate (in percent)	5.25%	2.25%
CPI inflation rate (in percent)	6.70%	10.00%
Base case | Current year quarter four
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.00%	(0.40%)
Unemployment rate (in percent)	4.30%	3.70%
House price growth (in percent)	1.40%	2.00%
Commercial real estate price growth (in percent)	(5.10%)	(11.80%)
UK Bank Rate (in percent)	5.25%	3.50%
CPI inflation rate (in percent)	4.00%	10.70%
Base case | One year after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.50%	(1.20%)
Unemployment rate (in percent)	4.90%	4.50%
House price growth (in percent)	(2.20%)	(6.90%)
Commercial real estate price growth (in percent)	(0.20%)	(3.30%)
UK Bank Rate (in percent)	4.88%	4.00%
CPI inflation rate (in percent)	2.70%	8.30%
Base case | One year after reporting year, quarter one
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.10%	(0.40%)
Unemployment rate (in percent)	4.50%	4.00%
House price growth (in percent)	(1.10%)	(3.00%)
Commercial real estate price growth (in percent)	(4.10%)	(16.90%)
UK Bank Rate (in percent)	5.25%	4.00%
CPI inflation rate (in percent)	3.80%	10.00%
Base case | One year after reporting year, quarter two
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.20%	(0.40%)
Unemployment rate (in percent)	4.80%	4.40%
House price growth (in percent)	(1.50%)	(8.40%)
Commercial real estate price growth (in percent)	(3.80%)	(19.80%)
UK Bank Rate (in percent)	5.00%	4.00%
CPI inflation rate (in percent)	2.10%	8.90%
Base case | One year after reporting year, quarter three
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.30%	(0.20%)
Unemployment rate (in percent)	5.00%	4.70%
House price growth (in percent)	0.50%	(9.80%)
Commercial real estate price growth (in percent)	(2.20%)	(15.90%)
UK Bank Rate (in percent)	4.75%	4.00%
CPI inflation rate (in percent)	2.30%	8.00%
Base case | One year after reporting year, quarter four
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.30%	(0.10%)
Unemployment rate (in percent)	5.20%	4.90%
House price growth (in percent)	(2.20%)	(6.90%)
Commercial real estate price growth (in percent)	(0.20%)	(3.30%)
UK Bank Rate (in percent)	4.50%	4.00%
CPI inflation rate (in percent)	2.80%	6.10%
Base case | Two years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.20%	0.50%
Unemployment rate (in percent)	5.20%	5.10%
House price growth (in percent)	0.50%	(1.20%)
Commercial real estate price growth (in percent)	0.10%	0.90%
UK Bank Rate (in percent)	4.00%	3.38%
CPI inflation rate (in percent)	2.90%	3.70%
Base case | Three years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.70%	1.60%
Unemployment rate (in percent)	5.20%	5.30%
House price growth (in percent)	1.60%	2.90%
Commercial real estate price growth (in percent)	0.00%	2.80%
UK Bank Rate (in percent)	3.50%	3.00%
CPI inflation rate (in percent)	2.50%	2.30%
Base case | Four years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.90%	2.10%
Unemployment rate (in percent)	5.00%	5.10%
House price growth (in percent)	3.50%	4.40%
Commercial real estate price growth (in percent)	0.80%	3.10%
UK Bank Rate (in percent)	3.06%	3.00%
CPI inflation rate (in percent)	2.20%	1.70%
Downside | Start to peak
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	3.40%	1.20%
Unemployment rate (in percent)	8.00%	7.70%
House price growth (in percent)	2.00%	6.40%
Commercial real estate price growth (in percent)	(1.20%)	7.20%
UK Bank Rate (in percent)	5.25%	3.62%
CPI inflation rate (in percent)	10.20%	10.70%
Downside | Start to trough
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(1.20%)	(3.60%)
Unemployment rate (in percent)	3.90%	3.60%
House price growth (in percent)	(15.70%)	(24.30%)
Commercial real estate price growth (in percent)	(20.40%)	(29.60%)
UK Bank Rate (in percent)	0.43%	0.75%
CPI inflation rate (in percent)	1.00%	0.20%
Downside | Current reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.20%	3.90%
Unemployment rate (in percent)	4.30%	3.80%
House price growth (in percent)	1.30%	1.60%
Commercial real estate price growth (in percent)	(6.00%)	(13.90%)
UK Bank Rate (in percent)	4.94%	1.94%
CPI inflation rate (in percent)	7.30%	9.00%
Downside | One year after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(1.00%)	(3.00%)
Unemployment rate (in percent)	6.50%	6.30%
House price growth (in percent)	(4.50%)	(11.10%)
Commercial real estate price growth (in percent)	(8.70%)	(15.00%)
UK Bank Rate (in percent)	3.95%	2.93%
CPI inflation rate (in percent)	2.80%	8.20%
Downside | Two years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(0.10%)	(0.50%)
Unemployment rate (in percent)	7.80%	7.50%
House price growth (in percent)	(6.00%)	(9.80%)
Commercial real estate price growth (in percent)	(4.00%)	(3.70%)
UK Bank Rate (in percent)	1.96%	1.39%
CPI inflation rate (in percent)	2.70%	3.30%
Downside | Three years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.50%	1.40%
Unemployment rate (in percent)	7.90%	7.60%
House price growth (in percent)	(5.60%)	(5.60%)
Commercial real estate price growth (in percent)	(2.10%)	0.40%
UK Bank Rate (in percent)	1.13%	0.98%
CPI inflation rate (in percent)	1.80%	1.30%
Downside | Four years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	2.00%	2.10%
Unemployment rate (in percent)	7.60%	7.20%
House price growth (in percent)	(1.70%)	(1.50%)
Commercial real estate price growth (in percent)	(1.20%)	1.40%
UK Bank Rate (in percent)	0.55%	1.04%
CPI inflation rate (in percent)	1.10%	0.30%
Severe downside | Start to peak
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.00%	0.70%
Unemployment rate (in percent)	10.50%	10.70%
House price growth (in percent)	2.00%	6.40%
Commercial real estate price growth (in percent)	(1.20%)	7.20%
UK Bank Rate – modelled	5.25%	3.50%
UK Bank Rate – adjusted	6.75%	7.00%
CPI inflation – modelled	10.20%	10.70%
CPI inflation – adjusted	10.20%	14.80%
Severe downside | Start to trough
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(2.90%)	(6.40%)
Unemployment rate (in percent)	3.90%	3.60%
House price growth (in percent)	(35.00%)	(40.10%)
Commercial real estate price growth (in percent)	(41.80%)	(47.80%)
UK Bank Rate – modelled	0.02%	0.12%
UK Bank Rate – adjusted	3.00%	0.75%
CPI inflation – modelled	(0.30%)	(1.70%)
CPI inflation – adjusted	0.90%	1.50%
Severe downside | Current reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.10%	3.70%
Unemployment rate (in percent)	4.50%	4.10%
House price growth (in percent)	0.60%	1.10%
Commercial real estate price growth (in percent)	(7.70%)	(17.30%)
UK Bank Rate – modelled	4.94%	1.94%
UK Bank Rate – adjusted	4.94%	2.44%
CPI inflation – modelled	7.30%	9.00%
CPI inflation – adjusted	7.60%	9.70%
Severe downside | One year after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(2.30%)	(5.20%)
Unemployment rate (in percent)	8.70%	9.00%
House price growth (in percent)	(7.60%)	(14.80%)
Commercial real estate price growth (in percent)	(19.50%)	(28.80%)
UK Bank Rate – modelled	2.75%	1.41%
UK Bank Rate – adjusted	6.56%	7.00%
CPI inflation – modelled	2.70%	8.20%
CPI inflation – adjusted	7.50%	14.30%
Severe downside | Two years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	(0.50%)	(1.00%)
Unemployment rate (in percent)	10.40%	10.70%
House price growth (in percent)	(13.30%)	(18.00%)
Commercial real estate price growth (in percent)	(10.60%)	(9.90%)
UK Bank Rate – modelled	0.49%	0.20%
UK Bank Rate – adjusted	4.56%	4.88%
CPI inflation – modelled	2.20%	2.60%
CPI inflation – adjusted	3.50%	9.00%
Severe downside | Three years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.30%	1.30%
Unemployment rate (in percent)	10.50%	10.40%
House price growth (in percent)	(12.70%)	(11.50%)
Commercial real estate price growth (in percent)	(7.70%)	(1.30%)
UK Bank Rate – modelled	0.13%	0.13%
UK Bank Rate – adjusted	3.63%	3.31%
CPI inflation – modelled	0.90%	(0.10%)
CPI inflation – adjusted	1.30%	4.10%
Severe downside | Four years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.80%	2.10%
Unemployment rate (in percent)	10.10%	9.70%
House price growth (in percent)	(7.50%)	(4.20%)
Commercial real estate price growth (in percent)	(5.20%)	3.20%
UK Bank Rate – modelled	0.03%	0.14%
UK Bank Rate – adjusted	3.13%	3.25%
CPI inflation – modelled	(0.20%)	(1.60%)
CPI inflation – adjusted	1.00%	1.60%
Probability-weighted | Start to peak
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	5.40%	3.40%
Unemployment rate (in percent)	6.00%	5.90%
House price growth (in percent)	2.00%	6.40%
Commercial real estate price growth (in percent)	(1.20%)	7.20%
UK Bank Rate – modelled	5.25%	3.89%
UK Bank Rate – adjusted	5.42%	4.31%
CPI inflation – modelled	10.20%	10.70%
CPI inflation – adjusted	10.20%	11.00%
Probability-weighted | Start to trough
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.10%	(1.80%)
Unemployment rate (in percent)	3.90%	3.60%
House price growth (in percent)	(2.80%)	(9.50%)
Commercial real estate price growth (in percent)	(9.90%)	(18.60%)
UK Bank Rate – modelled	2.59%	0.75%
UK Bank Rate – adjusted	2.89%	0.75%
CPI inflation – modelled	1.90%	1.30%
CPI inflation – adjusted	2.00%	1.60%
Probability-weighted | Current reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.30%	4.00%
Unemployment rate (in percent)	4.20%	3.70%
House price growth (in percent)	1.40%	1.90%
Commercial real estate price growth (in percent)	(5.30%)	(12.30%)
UK Bank Rate – modelled	4.94%	1.94%
UK Bank Rate – adjusted	4.94%	1.99%
CPI inflation – modelled	7.30%	9.00%
CPI inflation – adjusted	7.40%	9.10%
Probability-weighted | One year after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.10%	(1.80%)
Unemployment rate (in percent)	5.30%	5.00%
House price growth (in percent)	(2.50%)	(7.70%)
Commercial real estate price growth (in percent)	(1.90%)	(5.80%)
UK Bank Rate – modelled	4.64%	3.70%
UK Bank Rate – adjusted	5.02%	4.26%
CPI inflation – modelled	2.70%	8.30%
CPI inflation – adjusted	3.20%	8.90%
Probability-weighted | Two years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	0.80%	0.20%
Unemployment rate (in percent)	5.90%	5.80%
House price growth (in percent)	(0.90%)	(3.20%)
Commercial real estate price growth (in percent)	(1.10%)	(0.80%)
UK Bank Rate – modelled	3.52%	2.94%
UK Bank Rate – adjusted	3.93%	3.41%
CPI inflation – modelled	2.80%	3.60%
CPI inflation – adjusted	3.00%	4.30%
Probability-weighted | Three years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.60%	1.50%
Unemployment rate (in percent)	5.90%	5.90%
House price growth (in percent)	(0.30%)	0.70%
Commercial real estate price growth (in percent)	(1.00%)	1.60%
UK Bank Rate – modelled	3.02%	2.59%
UK Bank Rate – adjusted	3.37%	2.91%
CPI inflation – modelled	2.30%	2.10%
CPI inflation – adjusted	2.40%	2.50%
Probability-weighted | Four years after reporting year
Schedule of Key Economic Assumptions [Line Items]
Gross domestic product (in percent)	1.90%	2.10%
Unemployment rate (in percent)	5.70%	5.70%
House price growth (in percent)	1.80%	2.90%
Commercial real estate price growth (in percent)	(0.20%)	2.30%
UK Bank Rate – modelled	2.64%	2.60%
UK Bank Rate – adjusted	2.95%	2.91%
CPI inflation – modelled	1.90%	1.40%
CPI inflation – adjusted	2.00%	1.70%